Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Summary of Trade Accounts Receivable	As of December 31, 2025 and 2024, consolidated trade accounts receivable consisted of:

		2025	2024
Trade accounts receivable	$	1,854	1,659
Allowances for expected credit losses		(84)	(77)
	$	1,770	1,582

Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss
As of December 31, 2025, the balances of trade accounts receivable and the allowance for Expected Credit Losses (“ECL”) were as follows:

		Accounts receivable	ECL allowance	ECL average rate
Mexico	$	404	29	7.2%
United States		540	11	2.0%
Europe		496	19	3.8%
Middle East and Africa		338	19	5.6%
SCA&C and others		76	6	7.9%
	$	1,854	84